Securities - Schedule Of Marketable Securities By Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available for sale at fair value:
Within one year, Amount	$ 2,413
After one through five years, Amount	5,123
After five through ten years, Amount	10,390
After ten years, Amount	22,642
Securities available for sale	$ 40,568	$ 52,865
Within one year, Yield	1.73%
After one through five years, Yield	1.90%
After five through ten years, Yield	2.11%
After ten years, Yield	3.00%
Total carrying value, Yield	2.56%
Held to maturity at cost:
Within one year, Amount	$ 230
After one through five years, Amount	34
After five through ten years, Amount	5,780
After ten years, Amount	14,935
Amortized cost	$ 20,979	18,471
Within one year, Yield	1.19%
After one through five years, Yield	5.00%
After five through ten years, Yield	5.28%
Total carrying value, Yield	3.62%
Held to maturity at cost, Yield	4.05%
U.S. Government sponsored entities
Available for sale at fair value:
Within one year, Amount	$ 0
After one through five years, Amount	3,716
After five through ten years, Amount	0
After ten years, Amount	0
Securities available for sale	$ 3,716	6,581
Within one year, Yield	0.00%
After one through five years, Yield	1.61%
After five through ten years, Yield	0.00%
After ten years, Yield	0.00%
Total carrying value, Yield	1.61%
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	0
After ten years, Amount	3,530
Amortized cost	$ 3,530	3,988
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	0.00%
Total carrying value, Yield	1.97%
Held to maturity at cost, Yield	1.97%
State and political subdivisions
Available for sale at fair value:
Within one year, Amount	$ 0
After one through five years, Amount	769
After five through ten years, Amount	1,306
After ten years, Amount	3,427
Securities available for sale	$ 5,502	10,782
Within one year, Yield	0.00%
After one through five years, Yield	3.12%
After five through ten years, Yield	3.05%
After ten years, Yield	2.73%
Total carrying value, Yield	2.86%
Held to maturity at cost:
Within one year, Amount	$ 213
After one through five years, Amount	0
After five through ten years, Amount	492
After ten years, Amount	1,601
Amortized cost	$ 2,306	2,364
Within one year, Yield	1.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	5.07%
Total carrying value, Yield	4.64%
Held to maturity at cost, Yield	4.39%
Residential mortgage-backed securities
Available for sale at fair value:
Within one year, Amount	$ 11
After one through five years, Amount	526
After five through ten years, Amount	4,641
After ten years, Amount	16,453
Securities available for sale	$ 21,631	26,439
Within one year, Yield	4.16%
After one through five years, Yield	2.25%
After five through ten years, Yield	2.23%
After ten years, Yield	2.93%
Total carrying value, Yield	2.77%
Held to maturity at cost:
Within one year, Amount	$ 17
After one through five years, Amount	34
After five through ten years, Amount	753
After ten years, Amount	3,995
Amortized cost	$ 4,799	6,232
Within one year, Yield	3.56%
After one through five years, Yield	5.00%
After five through ten years, Yield	2.80%
Total carrying value, Yield	2.87%
Held to maturity at cost, Yield	2.88%
Commercial mortgage-backed securities
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	0
After ten years, Amount	3,796
Amortized cost	$ 3,796	3,902
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	0.00%
Total carrying value, Yield	2.76%
Held to maturity at cost, Yield	2.76%
Corporate and other securities
Available for sale at fair value:
Within one year, Amount	$ 2,402
After one through five years, Amount	112
After five through ten years, Amount	4,443
After ten years, Amount	2,762
Securities available for sale	$ 9,719	9,063
Within one year, Yield	1.72%
After one through five years, Yield	1.65%
After five through ten years, Yield	1.72%
After ten years, Yield	3.71%
Total carrying value, Yield	2.29%
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	4,535
After ten years, Amount	2,013
Amortized cost	$ 6,548	$ 1,985
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	5.72%
Total carrying value, Yield	8.80%
Held to maturity at cost, Yield	6.67%